Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Schedule of useful lives of property, plant and equipment

Freehold buildings	20 to 50 years
Leasehold land and buildings	Lease term or 20 to 50 years
Plant and machinery	10 to 20 years
Equipment and vehicles	3 to 10 years

Schedule of property, plant and equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets under construction £m	Total £m
Cost at 1 January 2022	920	1,486	299	2,705
Exchange adjustments	59	86	20	165
Additions	4	9	292	305
Disposals and write-offs	(13)	(130)	–	(143)
Reclassifications	(40)	201	(222)	(61)
Cost at 31 December 2022	930	1,652	389	2,971
Exchange adjustments	(44)	(69)	(19)	(132)
Additions	1	1	230	232
Additions from business acquisitions	24	14	22	60
Disposals and write-offs	(4)	(54)	–	(58)
Reclassifications	63	164	(249)	(22)
Cost at 31 December 2023	970	1,708	373	3,051

Depreciation at 1 January 2022	(277)	(833)	–	(1,110)
Exchange adjustments	(16)	(52)	–	(68)
Charge for the year	(29)	(113)	–	(142)
Disposals and write-offs	9	110	–	119
Depreciation at 31 December 2022	(313)	(888)	–	(1,201)
Exchange adjustments	12	40	–	52
Charge for the year	(33)	(119)	–	(152)
Disposals and write-offs	2	44	–	46
Reclassifications	2	(2)	–	–
Depreciation at 31 December 2023	(330)	(925)	–	(1,255)

Impairment at 1 January 2022	(6)	(22)	(4)	(32)
Exchange adjustments	(1)	(3)	–	(4)
Impairment losses	–	(8)	–	(8)
Disposals and write-offs	4	20	–	24
Reclassifications	–	7	–	7
Impairment at 31 December 2022	(3)	(6)	(4)	(13)
Exchange adjustments	–	1	–	1
Impairment losses	–	(4)	(3)	(7)
Disposals and write-offs	–	3	–	3
Impairment at 31 December 2023	(3)	(6)	(7)	(16)

Depreciation and impairment at 31 December 2022	(316)	(894)	(4)	(1,214)
Depreciation and impairment at 31 December 2023	(333)	(931)	(7)	(1,271)

Net book value at 31 December 2022	614	758	385	1,757
Net book value at 31 December 2023	637	777	366	1,780